April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal 2030 Target Term Trust (BTT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 9.4%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$ 4,974,964
Alabama Federal Aid Highway Finance Authority, RB, Series A, 5.00%, 09/01/30	4,750	5,179,434
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/30	11,900	12,983,293
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,004,955
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,150,531
Series A, 5.00%, 07/01/32	1,150	1,200,807
Series A, 5.00%, 07/01/33	1,600	1,667,479
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	12,025	12,004,287
Series A, 5.25%, 01/01/54	10,000	10,515,511
Series A, 5.25%, 05/01/55	2,005	2,126,793
Series A-1, 4.00%, 12/01/49	900	900,373
Series D, 5.00%, 03/01/55	6,245	6,566,457
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,930	8,826,183
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/26	935	953,676
5.00%, 10/01/30	2,500	2,656,812
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	3,095	3,273,153
Homewood Educational Building Authority, Refunding RB
5.00%, 12/01/33	1,010	1,011,479
5.00%, 12/01/34	1,380	1,380,852
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,965	2,169,581
Lower Alabama Gas District, RB, 4.00%, 12/01/50(a)	10,000	10,000,785
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	521,962
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,230	1,260,030
Series A-2, 5.32%, 01/01/53	30,265	30,591,055
Series B-1, 5.00%, 05/01/53	9,375	9,619,026
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,127,795
(AGM), 5.00%, 11/01/30	2,000	2,039,216
		144,706,489
Arizona — 1.6%
Arizona Industrial Development Authority, RB(b)
4.00%, 07/01/29	530	509,951
4.50%, 07/01/29	690	676,542
Series A, 4.00%, 07/01/29	3,660	3,520,607
Sustainability Bonds, 4.00%, 07/01/30	485	467,587
Chandler Industrial Development Authority, RB(a)
AMT, 4.10%, 12/01/37	3,570	3,570,683
AMT, 4.00%, 06/01/49	5,000	4,963,210
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(b)	855	843,962
5.00%, 01/01/31	10,000	10,219,424
		24,771,966
California — 12.6%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(c)	10,530	8,499,855
Security	Par (000)	Value
California (continued)
Bay Area Toll Authority, RB, Class A, 4.87%, 04/01/36(a)	$3,000	$ 2,958,247
Bay Area Toll Authority, Refunding RB, Series E, 4.03%, 04/01/56(a)	3,250	3,157,560
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 4.85%, 12/01/53	6,750	6,787,090
Sustainability Bonds, 5.50%, 10/01/54	2,485	2,674,634
Series A, Sustainability Bonds, 4.00%, 10/01/52	8,650	8,642,775
Series E-2, Sustainability Bonds, 4.57%, 02/01/54	9,780	9,779,343
Series G, Sustainability Bonds, 5.25%, 11/01/54	1,785	1,874,064
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,671,262
Series A, 5.00%, 11/15/33	1,855	1,933,048
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,519	3,346,335
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	5,725	5,506,267
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,073,989
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	1,000	960,965
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,216,745
Series A, 5.00%, 07/01/31	1,050	1,064,179
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 11/01/38(a)	8,350	8,418,102
California School Finance Authority, RB(b)
5.00%, 06/01/30	565	556,312
Series A, 5.00%, 06/01/29	195	195,601
Series A, 4.00%, 06/01/31	240	229,740
Series A, 5.00%, 06/01/32	985	991,909
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,224,361
Series A, AMT, 5.00%, 05/15/32	1,800	1,838,257
Series A, AMT, 5.00%, 05/15/33	675	688,290
Series A, AMT, 5.00%, 05/15/34	1,650	1,677,022
City of Los Angeles California, RB, 5.00%, 06/26/25	3,700	3,706,335
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/30	18,250	19,250,113
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	737,103
Series B, (BAM), 0.00%, 06/01/34	1,125	795,293
Series B, (BAM), 0.00%, 06/01/35	1,000	673,776
Series B, (BAM), 0.00%, 06/01/36	1,000	643,237
El Camino Community College District Fountation, GO, CAB(c)
Series C, Election 2002, 0.00%, 08/01/30	9,090	7,691,220
Series C, Election 2002, 0.00%, 08/01/31	12,465	10,159,602
Series C, Election 2002, 0.00%, 08/01/32	17,435	13,623,790
Los Angeles Unified School District, GO
Series A, Election 2008, 4.00%, 07/01/33	3,000	3,001,318
Series A, Election 2008, 4.00%, 07/01/35	5,000	4,921,773
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	3,500	2,794,621
0.00%, 08/01/31	5,940	4,531,939
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	1,855	1,952,435
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	509,557
Series A, AMT, 5.00%, 03/01/31	1,500	1,524,733
Series A, AMT, 5.00%, 03/01/32	1,000	1,016,134

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB (continued)
Series A, AMT, 5.00%, 03/01/33	$975	$ 987,681
Series A, AMT, 5.00%, 03/01/34	1,250	1,259,333
Series A, AMT, 5.00%, 03/01/35	2,000	2,011,307
Poway Unified School District, GO(c)
Series 1-A, Election 2008, 0.00%, 08/01/30	10,000	8,370,160
Series 1-A, Election 2008, 0.00%, 08/01/32	12,500	9,508,016
San Diego County Regional Airport Authority, ARB, Sub- Series B, AMT, 5.00%, 07/01/33	1,000	1,010,242
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(c)	6,350	5,314,900
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	719,906
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(c)	7,505	6,281,805
		192,962,281
Colorado — 5.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	13,421,877
Series A, AMT, 5.00%, 12/01/33	25,000	25,467,655
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	796,527
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,456,516
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	920	892,320
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,068,458
Series B, 2.63%, 05/15/29	2,100	2,066,248
Series D, 4.17%, 05/15/61(a)	7,000	6,917,527
Colorado Health Facilities Authority, Refunding RB
5.00%, 11/15/49(a)	10,920	11,107,280
Series A, 4.00%, 08/01/37	3,000	2,833,326
E-470 Public Highway Authority, Refunding RB, Series B, 3.67%, 09/01/39(a)	3,160	3,136,802
Park Creek Metropolitan District, Refunding RB
Series A, 5.00%, 12/01/27	1,500	1,511,048
Series A, 5.00%, 12/01/28	1,500	1,510,148
Series A, 5.00%, 12/01/30	1,350	1,357,369
Series A, 5.00%, 12/01/31	1,500	1,507,761
Plaza Metropolitan District No. 1, Refunding TA, 4.20%, 12/01/25(b)	5,280	5,277,037
		81,327,899
Connecticut — 0.5%
Capital Region Development Authority, Refunding RB, (SAP), 5.00%, 06/15/31	1,125	1,177,804
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	305	301,732
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(b)	225	227,092
Series G-1, 5.00%, 07/01/28(b)	300	303,163
Series G-1, 5.00%, 07/01/29(b)	300	303,079
Series G-1, 5.00%, 07/01/30(b)	300	301,695
Series G-1, 5.00%, 07/01/32(b)	425	425,453
Series G-1, 5.00%, 07/01/34(b)	355	353,575
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB (continued)
Series I-1, 5.00%, 07/01/35	$400	$ 406,324
State of Connecticut, GO, Series A, 5.00%, 04/15/33	3,600	3,752,319
		7,552,236
Delaware — 0.9%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/25	805	806,252
Series A, 5.00%, 07/01/26	850	858,218
Series A, 5.00%, 07/01/27	890	902,164
Series A, 5.00%, 07/01/28	935	948,352
Delaware State Economic Development Authority, Refunding RB(a)
Series A, 1.25%, 10/01/45	6,035	5,914,927
Series B, 1.25%, 10/01/40	500	493,699
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,370	1,283,740
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,163,903
		13,371,255
District of Columbia — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	18,325	19,332,450
Florida — 9.1%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,029,837
Capital Trust Agency, Inc., RB(b)
Series A, 4.00%, 06/15/29	1,195	1,148,857
Series A-1, 3.38%, 07/01/31	1,635	1,542,940
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,805,884
City Of South Miami Health Facilities Authority, Inc., Refunding RB
5.00%, 08/15/30	3,245	3,354,200
5.00%, 08/15/31	3,130	3,230,848
5.00%, 08/15/34	6,475	6,659,934
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/30	4,285	4,493,238
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	5,221,000
County of Miami-Dade Florida, Refunding RB
Series B, 4.00%, 04/01/30	12,305	12,342,280
Series B, 4.00%, 04/01/32	6,690	6,693,052
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,683,885
Series B, 0.00%, 06/01/31	1,295	1,049,991
Series B, 0.00%, 06/01/32	2,495	1,938,501
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,200,384
East Nassau Stewardship District, SAB, Series 2024, 5.25%, 05/01/29	3,365	3,366,386
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(b)	1,500	1,515,135
AMT, 3.00%, 06/01/32	2,665	2,336,383
Florida Development Finance Corp., Refunding RB
4.00%, 06/01/25(b)	100	99,982
4.00%, 06/01/26(b)	110	109,654
4.00%, 09/15/30(b)	470	445,655
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB (continued)
AMT, 5.00%, 07/01/34	$2,500	$ 2,505,623
AMT, (AGM), 5.00%, 07/01/44	4,685	4,620,973
Hillsborough County Aviation Authority, ARB
AMT, 5.00%, 10/01/30	2,325	2,448,038
Class B, AMT, 5.00%, 10/01/30	9,145	9,628,951
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(b)	540	517,182
Lakewood Ranch Stewardship District, SAB, 5.40%, 05/01/28	780	791,991
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	362,583
Lee County Industrial Development Authority, RB, Series B-3, 4.13%, 11/15/29	3,415	3,406,084
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	948,859
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,000,394
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	12,407,521
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	19,920	20,131,571
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	945,541
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,106,278
St. Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/25	180	179,477
4.00%, 12/15/28	200	194,282
4.00%, 12/15/29	215	206,599
4.00%, 12/15/30	195	185,275
4.00%, 12/15/31	205	192,581
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	410	402,215
Village Community Development District No. 15, SAB, 4.25%, 05/01/28(b)	560	563,169
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	2,705	2,695,767
4.00%, 05/01/33	830	809,229
4.00%, 05/01/34	1,860	1,796,052
		139,314,261
Georgia — 7.4%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/29	4,150	4,345,525
DeKalb County Housing Authority, RB, M/F Housing, Series A, 4.00%, 12/01/33	6,870	6,645,094
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,460	1,418,603
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,273,323
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,298,148
Series A, 5.00%, 05/15/30	8,000	8,283,516
Series A, 4.00%, 07/01/52(a)	3,500	3,491,784
Series A, 4.00%, 09/01/52(a)	15,000	14,840,067
Series A, 5.00%, 06/01/53(a)	11,185	11,550,898
Series B, 5.00%, 12/01/52(a)	20,190	20,806,369
Series B, 5.00%, 07/01/53(a)	8,910	9,274,778
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB (continued)
Series C, 4.00%, 05/01/52(a)	$5,360	$ 5,335,342
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	9,865	10,289,435
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,262,910
Municipal Electric Authority of Georgia, Refunding RB
5.00%, 01/01/29	2,000	2,106,506
5.00%, 01/01/30	1,905	2,028,072
Series A-R, Subordinate, 5.00%, 01/01/29	1,200	1,263,903
Series A-R, Subordinate, 5.00%, 01/01/30	1,250	1,330,756
		113,845,029
Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/30	500	521,512
Series F, 5.00%, 01/01/30	1,160	1,207,617
Series F, 5.00%, 01/01/31	1,250	1,308,846
		3,037,975
Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(b)	135	133,649
Illinois — 7.7%
Chicago Housing Authority, RB, M/F Housing
Series A, (HUD SEC 8), 5.00%, 01/01/33	3,000	3,075,300
Series A, (HUD SEC 8), 5.00%, 01/01/35	1,500	1,536,907
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,137,408
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,056,153
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,037,244
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 11/01/24	425	193,375
Series A, 5.00%, 11/01/26(d)(e)	460	209,300
Series A, 5.00%, 11/01/28(d)(e)	1,745	793,975
Series A, 5.00%, 11/01/29(d)(e)	1,840	837,200
Series A, 5.00%, 10/01/30	1,000	1,020,072
Series A, 5.00%, 11/01/30(d)(e)	1,935	880,425
Series A, 5.00%, 11/15/31	8,415	8,418,789
Series A, 4.00%, 10/01/32	1,000	1,000,198
Series A, 5.00%, 11/15/32	2,075	2,075,753
Series A, 4.00%, 02/01/33	12,850	12,551,481
Series A, 5.00%, 11/15/33	2,125	2,125,714
Series B, 5.00%, 08/15/30	3,205	3,262,985
Series B, 4.32%, 05/01/42(a)	1,750	1,746,092
Series C, 5.00%, 02/15/30	12,000	12,260,105
Illinois Municipal Electric Agency, Refunding RB
Series A, 5.00%, 02/01/31	3,000	3,009,046
Series A, 5.00%, 02/01/32	1,500	1,499,524
Illinois Sports Facilities Authority, RB, (AMBAC), 0.00%, 06/15/26(c)	2,345	2,246,292
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,055,727
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,494,752
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,242,569
5.00%, 12/15/30	1,385	1,431,055

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	$10,000	$ 10,583,433
State of Illinois, GO
Series A, 5.00%, 12/01/28	7,450	7,669,992
Series A, 5.00%, 03/01/32	1,500	1,595,503
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(b)	255	244,635
		118,291,004
Indiana — 0.6%
Indiana Finance Authority, Refunding RB
Series A, 4.13%, 12/01/26	3,665	3,682,007
Series A, 5.00%, 09/15/29	1,165	1,200,387
Series A, 5.00%, 09/15/30	1,220	1,257,388
Series B, 3.92%, 03/01/39(a)	920	897,259
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,015,303
5.00%, 07/01/33	1,400	1,420,613
		9,472,957
Iowa — 1.6%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	23,930	24,192,412
Kansas — 0.1%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	312,666
City of Shawnee Kansas, RB, 4.00%, 08/01/31(b)	500	465,916
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,374,969
		2,153,551
Kentucky — 1.4%
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 08/01/52	6,545	6,487,464
Series C-1, 4.00%, 12/01/49	7,500	7,499,479
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 0.00%, 07/01/30(c)	1,230	942,002
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,414,839
		22,343,784
Louisiana — 1.3%
City of Ruston Louisiana Sales Tax Revenue, RB
(AGM), 5.00%, 06/01/29	1,060	1,073,961
(AGM), 5.00%, 06/01/30	1,000	1,011,996
(AGM), 5.00%, 06/01/31	1,020	1,031,729
(AGM), 5.00%, 06/01/32	1,225	1,238,476
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	4,835,189
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,130,423
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/29	585	588,408
Series A, 5.00%, 04/01/30	375	368,563
Series A, 5.00%, 06/01/31	500	485,454
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,244,674
5.00%, 05/15/30	990	996,607
3.00%, 05/15/31	2,225	2,050,406
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB (continued)
5.00%, 05/15/32	$1,485	$ 1,492,563
5.00%, 05/15/33	2,175	2,186,464
		19,734,913
Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
Sustainability Bonds, 5.00%, 01/01/33	695	730,489
Sustainability Bonds, 5.00%, 01/01/34	305	319,721
Sustainability Bonds, 4.00%, 01/01/35	1,000	985,542
Maine Turnpike Authority, RB
5.00%, 07/01/29	300	321,881
5.00%, 07/01/30	275	298,377
		2,656,010
Maryland — 2.1%
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/31	1,250	1,254,899
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(b)	585	591,748
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	1,801,829
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,203,350
5.00%, 07/01/31	2,400	2,429,316
5.00%, 07/01/32	500	513,338
5.00%, 07/01/33	2,585	2,616,685
5.00%, 07/01/34	775	792,952
Series A, 5.00%, 01/01/31	2,865	2,898,138
Series A, 5.00%, 01/01/32	3,010	3,043,213
Series A, 5.00%, 01/01/33	3,165	3,196,151
State of Maryland Department of Transportation, ARB, 5.00%, 09/01/29	5,470	5,677,298
State of Maryland, GO, Series 1, 3.00%, 03/15/34	5,000	4,615,633
		31,634,550
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,109,730
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series B, 5.25%, 07/01/30	1,900	2,047,042
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, CAB, Series A, 0.00%, 07/01/32(c)	4,000	3,020,816
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,090,247
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,074,918
Series A, 5.00%, 01/01/33	1,500	1,537,064
Series A, 5.00%, 01/01/34	2,085	2,129,005
Series A, 5.00%, 01/01/35	2,000	2,036,997
		19,045,819
Michigan — 2.3%
City of Detroit Michigan, GO
5.00%, 04/01/26	735	744,431
5.00%, 04/01/27	580	594,793
5.00%, 04/01/28	665	689,245
5.00%, 04/01/29	665	685,484
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
City of Detroit Michigan, GO (continued)
5.00%, 04/01/30	$510	$ 524,915
5.00%, 04/01/31	735	755,214
5.00%, 04/01/32	625	640,788
5.00%, 04/01/33	830	848,642
Michigan Finance Authority, Refunding RB, 4.37%, 04/15/47(a)	16,595	16,447,707
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,342,796
AMT, 5.00%, 12/31/32	2,000	2,028,561
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	3,690	3,685,023
Michigan Strategic Fund, Refunding RB, 5.00%, 11/15/29	1,260	1,311,856
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,101,721
Series A, 5.00%, 07/01/32	1,430	1,451,122
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/30	800	872,815
		34,725,113
Minnesota — 0.5%
City of Spring Lake Park New Mexico, RB, 4.00%, 06/15/29	1,005	967,193
Minnesota Housing Finance Agency, RB, S/F Housing
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.90%, 01/01/30	455	463,005
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.95%, 07/01/30	480	489,453
Sartell-St Stephen Independent School District No. 748, GO, CAB(c)
Series B, 0.00%, 02/01/30	3,915	3,205,939
Series B, 0.00%, 02/01/31	2,190	1,711,381
Series B, 0.00%, 02/01/32	1,450	1,076,604
		7,913,575
Mississippi — 1.3%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,299,629
Series A, (AGM), 5.00%, 03/01/31	1,595	1,608,210
Series A, (AGM), 5.00%, 03/01/32	2,000	2,015,752
Series A, (AGM), 5.00%, 03/01/33	1,275	1,284,627
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,282,097
		19,490,315
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 11/15/30	5,000	5,065,284
5.00%, 05/15/31	1,175	1,190,494
4.00%, 05/15/32	1,680	1,684,464
4.00%, 05/15/33	2,000	1,964,788
Series A, 5.00%, 02/01/30	485	506,993
Series A, 4.00%, 11/15/33	2,010	1,984,316
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	670	639,052
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	345	331,522
		13,366,913
Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	10,050	9,852,032
Security	Par (000)	Value
Nebraska — 1.0%
Central Plains Energy Project, Refunding RB, 4.00%, 12/01/49(a)	$14,540	$ 14,540,894
Elkhorn School District, GO
4.00%, 12/15/32	325	329,711
4.00%, 12/15/33	375	379,846
		15,250,451
Nevada — 0.4%
County of Clark Nevada, Refunding GOL, Series B, 4.00%, 11/01/34	5,000	5,015,993
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	220	220,363
Series A, 4.50%, 12/15/29(b)	365	361,481
		5,597,837
New Hampshire — 1.2%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	19,170	18,050,455
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	282,562
4.00%, 01/01/29	300	295,578
4.00%, 01/01/30	280	273,334
		18,901,929
New Jersey — 13.8%
Atlantic City Board of Education, Refunding GO, (AGM), 4.00%, 04/01/30	170	171,652
New Jersey Economic Development Authority, ARB
5.25%, 09/15/29	5,575	5,576,016
Series A, AMT, 5.63%, 11/15/30	1,740	1,741,285
Series B, AMT, 5.63%, 11/15/30	1,315	1,315,502
New Jersey Economic Development Authority, RB
Series A, 4.00%, 06/15/29(b)	435	428,167
Series A, 4.00%, 07/01/29	285	279,356
Series A, 5.00%, 06/15/32	4,500	4,634,443
Series C, 5.00%, 06/15/32	3,600	3,707,555
AMT, 5.00%, 01/01/28	4,705	4,715,043
Series QQQ, Sustainability Bonds, 5.00%, 06/15/30	600	641,225
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,025,418
5.00%, 01/01/29	1,595	1,651,152
(AGM), 5.00%, 06/01/30	1,500	1,537,680
(AGM), 5.00%, 06/01/31	1,750	1,792,912
(AGM), 4.00%, 06/01/32	2,125	2,075,940
Series MMM, 4.00%, 06/15/35	5,000	4,944,161
Sub-Series A, 4.00%, 07/01/32	9,855	9,459,766
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,531,600
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,114,647
New Jersey Educational Facilities Authority, Refunding RB, Series C, 5.00%, 07/01/32	1,500	1,550,312
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	1,500	1,508,661
5.00%, 07/01/29	4,150	4,204,849
5.00%, 07/01/30	3,500	3,542,905
Series A, 5.00%, 07/01/30	11,245	11,456,419
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	5,531,578
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,264,177
Series A, AMT, 4.00%, 12/01/32	395	389,290
Series A, AMT, 4.00%, 12/01/33	320	313,478

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series A, AMT, 4.00%, 12/01/34	$160	$ 154,538
Series A, AMT, 4.00%, 12/01/35	160	152,901
Series B, AMT, 5.00%, 12/01/30	10,000	10,456,494
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/30	1,875	1,960,482
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	9,744,628
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/31	3,385	3,392,028
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,550	2,581,422
Series BB, 5.00%, 12/15/28(f)	230	244,987
Series BB, 5.00%, 06/15/30	1,270	1,329,283
Series C, (NPFGC), 0.00%, 12/15/30(c)	35,000	28,393,598
Series CC, 5.00%, 06/15/30	1,530	1,635,177
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	11,600	11,748,521
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,119,057
State of New Jersey, GO, Series A, 4.00%, 06/01/30	24,000	24,868,630
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,224,566
Series A, 5.00%, 06/01/32	8,270	8,457,281
		212,568,782
New Mexico — 0.8%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,150
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD STD LNS), 3.75%, 09/01/31	100	98,494
Series A-1, AMT, (GTD STD LNS), 3.88%, 04/01/34	20	19,489
Series A-2, AMT, (GTD STD LNS), 3.80%, 11/01/32	100	97,853
Series A-2, AMT, (GTD STD LNS), 3.80%, 09/01/33	100	97,142
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	10,570	10,570,000
		11,883,128
New York — 7.1%
City of New York, GO, Series B-1, 5.00%, 12/01/33	4,000	4,081,303
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/30	500	527,198
Hempstead Town Local Development Corp., Refunding RB
5.00%, 06/01/30	200	213,735
5.00%, 06/01/31	300	323,352
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, CAB, Series A, 0.00%, 11/15/30(c)	13,000	10,398,858
Metropolitan Transportation Authority, Refunding RB
2nd Sub Series, (AGM), 3.72%, 11/01/32(a)	2,875	2,856,676
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	10,000	10,267,848
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	5,152,243
New York City Transitional Finance Authority, RB, Series H-1, 5.00%, 11/01/30	1,400	1,526,166
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 05/01/36	7,500	7,500,000
New York State Energy Research & Development Authority, Refunding RB, Series D, 3.50%, 10/01/29	5,000	4,830,724
Security	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	$2,250	$ 2,328,862
New York State Housing Finance Agency, RB, M/F Housing, Series A-2, Sustainability Bonds, 3.45%, 06/15/54(a)	5,580	5,619,710
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,590	2,622,226
AMT, 5.00%, 01/01/31	7,595	7,698,750
Series A, AMT, 4.00%, 07/01/32	5,500	5,324,712
Series A, AMT, 4.00%, 07/01/33	6,000	5,760,831
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	13,140	12,887,139
AMT, 4.00%, 10/31/34	350	330,967
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	2,775	2,547,109
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/28	350	358,525
Series A, AMT, 5.00%, 12/01/29	235	242,574
Series A, AMT, 5.00%, 12/01/30	250	257,558
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 5.00%, 07/15/28	925	953,537
Series 223, AMT, 5.00%, 07/15/30	3,730	3,919,806
Series 246, AMT, 5.00%, 09/01/30	10,000	10,562,174
		109,092,583
North Carolina — 2.4%
City of Charlotte North Carolina, Refunding GO
Series A, 5.00%, 06/01/28	330	349,185
Series A, 5.00%, 06/01/29	350	376,292
Series A, 5.00%, 06/01/30	485	528,453
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series A, 4.00%, 12/01/35	7,315	7,222,811
North Carolina Medical Care Commission, RB
4.00%, 09/01/33	355	354,432
4.00%, 09/01/34	185	184,192
Series A, 4.00%, 10/01/27	600	599,638
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	1,500	1,501,265
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (SAP), 0.00%, 07/01/30(c)	550	428,356
University of North Carolina at Chapel Hill, Refunding RB(a)
Series A, 3.57%, 12/01/34	7,000	6,998,149
Series A, 3.57%, 12/01/41	17,845	17,841,620
		36,384,393
Ohio — 1.1%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	440,458
Ohio Air Quality Development Authority, Refunding RB
3.25%, 09/01/29	4,450	4,317,338
4.00%, 09/01/30(a)	1,650	1,654,379
Series A, AMT, 4.25%, 11/01/39(a)	1,525	1,529,634
Ohio State University, RB, Class A, Sustainability Bonds, 5.00%, 12/01/30	3,320	3,629,395
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	$1,625	$ 1,628,507
AMT, (AGM), 5.00%, 12/31/30	4,585	4,594,811
		17,794,522
Oklahoma — 1.6%
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,322,906
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(a)	21,750	21,764,035
		24,086,941
Oregon — 2.1%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,468,047
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	17,000	17,080,433
Port of Morrow Oregon, Refunding GOL
Series A, 4.00%, 06/01/30	1,205	1,200,472
Series D, 4.00%, 12/01/30	880	878,031
State of Oregon Housing & Community Services Department, RB, M/F Housing, Class R, 4.00%, 01/10/48(a)	6,000	6,020,131
		32,647,114
Pennsylvania — 18.1%
Allegheny County Higher Education Building Authority, Refunding RB, 3.34%, 02/01/33(a)	5,485	5,419,551
Allegheny County Hospital Development Authority, RB, Series D2, 4.32%, 11/15/47(a)	5,205	5,105,706
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,168,329
Series A, 5.00%, 04/01/34	3,345	3,425,384
Series A, 5.00%, 04/01/35	1,000	1,018,665
Allentown City School District, Refunding GOL, Series B, (BAM SAW), 5.00%, 02/01/31	4,000	4,232,948
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/28	520	519,790
5.00%, 05/01/32	9,310	9,316,241
5.00%, 05/01/33	1,900	1,895,162
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
5.00%, 05/01/29	450	466,724
5.00%, 05/01/30	450	469,300
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	2,050,886
Series A, 5.00%, 10/01/32	1,450	1,486,559
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(b)	96	95,494
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series A, 5.00%, 07/01/30	5,000	5,428,703
Series C, AMT, 5.00%, 07/01/27	705	725,700
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 4.00%, 08/01/32	6,000	6,006,101
Series A, 5.00%, 08/01/30	4,500	4,633,081
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,886,481
Commonwealth Financing Authority, RB
5.00%, 06/01/32	8,055	8,293,908
5.00%, 06/01/33	3,560	3,647,732
Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 08/15/30	$7,500	$ 8,147,925
Commonwealth of Pennsylvania, Refunding GO
1st Series, 4.00%, 01/01/29	1,525	1,536,471
Series 1, 4.00%, 01/01/30	7,000	7,058,776
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	385	385,315
5.00%, 01/01/30	875	875,710
5.00%, 01/01/32	1,510	1,520,072
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,281,639
East Hempfield Township Industrial Development Authority, Refunding RB
5.00%, 12/01/28	370	372,168
5.00%, 12/01/30	135	135,615
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,089,678
Series A-2, 5.00%, 02/15/34	1,750	1,781,395
Lancaster County Hospital Authority, Refunding RB, 3.00%, 08/15/30	2,535	2,455,884
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/29	190	198,239
Series A, 5.00%, 05/01/30	195	204,824
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	152,985
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	13,500	13,278,872
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,669,744
4.00%, 09/01/36	1,500	1,429,237
Series A, 5.00%, 09/01/31	1,750	1,813,371
Series A, 5.00%, 09/01/32	1,315	1,359,483
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 01/01/30	2,000	1,999,965
Series A, 4.10%, 04/01/53(a)	5,000	5,033,615
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	5,566,478
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/29	5,000	5,029,449
5.00%, 12/31/30	13,100	13,211,381
5.00%, 12/31/34	16,500	16,587,911
Series A-1, 5.00%, 04/15/30	2,500	2,651,205
Series A-1, 5.00%, 05/15/31	5,715	6,096,531
AMT, 5.00%, 12/31/29	3,750	3,869,415
AMT, 5.00%, 06/30/30	3,500	3,617,934
Pennsylvania Economic Development Financing Authority, Refunding RB
5.00%, 03/15/31	4,500	4,563,520
5.00%, 03/15/60(a)	3,500	3,688,018
Pennsylvania Higher Educational Facilities Authority, RB
Series AT-1, 5.00%, 06/15/26(f)	100	101,979
Series AT-1, 5.00%, 06/15/30	6,625	6,727,385
Series AT-1, 5.00%, 06/15/30(g)	1,185	1,206,294
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	430,879
5.00%, 05/01/31	1,275	1,292,092
5.00%, 05/01/32	1,750	1,772,706
5.00%, 05/01/33	3,320	3,339,243
5.00%, 05/01/35	1,000	1,003,431

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 1.90%, 04/01/30	$1,625	$ 1,468,832
Series 137, Sustainability Bonds, 1.95%, 10/01/30	875	782,912
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	8,890	8,328,891
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	859,193
Series B, 5.00%, 12/01/30	620	673,634
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,092,062
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,191,842
Pennsylvania Turnpike Commission, Refunding RB
2nd Sub Series, 5.00%, 12/01/32	1,000	1,036,063
2nd Sub Series, 5.00%, 12/01/33	1,815	1,874,625
2nd Sub Series, 5.00%, 12/01/34	1,500	1,549,308
2nd Sub Series, 5.00%, 12/01/35	2,005	2,057,250
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	260	253,208
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	800	862,506
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	432,202
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	222,458
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/25	1,300	1,307,971
Series A, (SAW), 5.00%, 09/01/26	3,250	3,333,267
Series A, (SAW), 5.00%, 09/01/27	2,675	2,790,565
Series A, (SAW), 5.00%, 09/01/28	1,630	1,726,764
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,351,529
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	471,330
Series A, (GTD), 4.00%, 07/01/33	440	430,710
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	130,815
Series A, 4.00%, 11/15/28	105	105,832
Series A, 4.00%, 11/15/29	140	138,899
Series A, 4.00%, 11/15/30	190	190,403
Series A, 4.00%, 11/15/31	200	199,562
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,506,289
(BAM), 5.00%, 08/15/31	5,000	5,140,563
(BAM), 5.00%, 08/15/32	17,945	18,439,729
		278,778,493
Puerto Rico — 3.1%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.63%, 07/01/29	1,533	1,581,090
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	14,055	11,750,862
Series A-1, Restructured, 0.00%, 07/01/31	33,523	25,570,321
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,382,153
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,428,872
		47,713,298
Rhode Island — 1.1%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,514,419
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	2,018,131
Series A, AMT, 5.00%, 12/01/30	1,300	1,346,627
Security	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	$2,750	$ 2,751,580
Series A, 5.00%, 06/01/29	4,500	4,502,640
Series A, 5.00%, 06/01/30	4,215	4,217,524
		16,350,921
South Carolina — 1.2%
County of Charleston South Carolina, GO, Series A, (SAW), 4.00%, 11/01/30	4,885	4,917,567
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,209,974
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,022,435
		18,149,976
Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	1,913,129
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, RB
Class A, 5.00%, 07/01/29	10,000	10,564,986
Series A, 5.00%, 07/01/31	1,300	1,314,781
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	6,000	5,976,655
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	5,203,250
		24,972,801
Texas — 11.7%
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,095,628
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	978,518
City of Houston Texas Airport System Revenue, ARB
Series B-1, AMT, 5.00%, 07/15/30	1,900	1,885,938
Series C, AMT, 5.00%, 07/15/28	3,000	3,003,625
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,300,092
AMT, 5.00%, 07/01/29	14,000	14,005,132
Series C, AMT, 5.00%, 07/15/27	5,150	5,163,567
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,256,824
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,443,397
Clifton Higher Education Finance Corp., Refunding RB
Series A, (PSF), 4.00%, 08/15/31	1,250	1,250,712
Series A, 3.95%, 12/01/32	1,495	1,397,261
County of Nueces Texas, Refunding GOL
4.00%, 02/15/33	1,165	1,176,550
4.00%, 02/15/35	725	730,501
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	2,500	2,688,882
DeSoto Independent School District, Refunding GO, (PSF), 5.00%, 08/15/30	3,980	4,264,371
Harris County Cultural Education Facilities Finance Corp., RB
5.00%, 07/01/38	2,275	2,291,976
Series B, 5.75%, 01/01/28	460	460,439
Series B, 6.38%, 01/01/33	40	40,047
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	950	943,878
Series A, 5.00%, 01/01/33	600	600,056
Series A, 5.00%, 06/01/33	3,000	2,883,031
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	$430	$ 438,829
Matagorda County Navigation District No. 1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	14,885	15,013,168
Series B, (AMBAC), 4.55%, 05/01/30	12,055	12,255,160
Series B-2, 4.00%, 06/01/30	12,995	12,968,230
AMT, 4.25%, 05/01/30	6,855	6,882,010
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(f)	20,370	15,098,660
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(b)	325	314,593
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/30	2,000	2,173,337
Socorro Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/34	3,000	3,010,685
Spring Branch Independent School District, GO, (PSF), 3.00%, 02/01/33	5,000	4,658,061
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	3,585	3,809,881
Series B, 5.00%, 07/01/35	9,435	9,721,985
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	16,435	17,093,882
5.00%, 12/15/32	5,000	5,209,561
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	8,100	8,461,927
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,651,313
		180,621,707
Utah — 0.4%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/30	6,475	6,818,732
Virginia — 0.4%
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(b)	1,000	976,896
Virginia Commonwealth Transportation Board, RB, 5.00%, 09/15/30	5,000	5,100,523
		6,077,419
Washington — 2.7%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.85%, 01/01/40(a)	4,050	3,977,583
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,804,016
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,043,905
Port of Seattle Washington, Refunding ARB
Series C, AMT, 5.00%, 08/01/29	1,000	1,047,792
Series C, AMT, 5.00%, 08/01/30	1,000	1,052,793
Series B, AMT, Intermediate Lien, 5.00%, 07/01/30	3,000	3,156,368
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	9,643,210
Washington State Convention Center Public Facilities District, RB, Sustainability Bonds, 4.00%, 07/01/31	4,240	4,221,918
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/25	350	350,580
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB (continued)
Series A, 5.00%, 07/01/26	$285	$ 288,891
Series A, 5.00%, 07/01/27	350	358,343
Series A, 5.00%, 07/01/28	550	567,985
Series A, 5.00%, 07/01/29	775	806,627
Series A, 5.00%, 07/01/30	815	851,556
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,002,842
Series A, 5.00%, 01/01/32	1,140	1,142,759
		41,317,168
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,000,785
Series A, 5.00%, 06/01/33	1,100	1,123,180
		3,123,965
Wisconsin — 2.9%
Public Finance Authority, RB(b)
4.00%, 06/15/30	1,520	1,446,496
5.00%, 07/15/30	3,700	3,733,509
5.00%, 01/01/31	650	638,047
Series A, 4.00%, 07/15/29	485	473,555
Series A, 4.00%, 03/01/30	970	946,598
Series A, 3.75%, 06/01/30	345	326,371
Series A, 5.00%, 06/15/31	695	680,304
Public Finance Authority, Refunding RB
5.00%, 11/15/30	240	253,207
Class A, 3.00%, 12/01/26(b)	250	247,303
Class C, 4.00%, 10/01/30(a)(f)	2,770	2,886,368
Class C, 4.00%, 10/01/41(a)	4,230	4,250,883
AMT, 2.63%, 11/01/25	3,000	2,980,490
Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,777,411
Series B, AMT, 5.25%, 07/01/28	1,290	1,290,034
Waunakee Community School District, RB, 3.63%, 04/01/30	11,820	11,692,310
Wisconsin Health & Educational Facilities Authority, RB, Series B-2, 4.20%, 08/15/28	1,350	1,350,082
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/35	2,500	2,604,249
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (FHLMC), 3.00%, 09/01/32	7,265	6,547,951
		44,125,168
Total Municipal Bonds — 145.0% (Cost: $2,274,470,093)		2,227,485,766
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, 4.25%, 11/15/31(i)	8,085	7,853,471
Series A, 4.25%, 11/15/32	2,230	2,166,267
		10,019,738

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida — 6.1%
County of Broward Florida Airport System Revenue, RB
Series Q-1, 4.00%, 10/01/29(i)	$17,200	$ 17,145,406
Series Q-1, 4.00%, 10/01/30	18,095	18,037,594
Series Q-1, 4.00%, 10/01/31	18,820	18,760,286
Series Q-1, 4.00%, 10/01/32	19,575	19,512,884
Series Q-1, 4.00%, 10/01/33	20,355	20,290,418
		93,746,588
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.8% (Cost: $104,359,983)		103,766,326
Total Investments — 151.8% (Cost: $2,378,830,076)		2,331,252,092
Other Assets Less Liabilities — 1.5%		24,667,839
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(69,859,276)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.8)%		(749,903,789)
Net Assets Applicable to Common Shares — 100.0%		$ 1,536,156,866

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is
$71,728,412.

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares(a)	$ 35,247,372	$ —	$ (35,247,372)(b)	$ —	$ —	$ —	—	$ 942,747	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,227,485,766	$ —	$ 2,227,485,766
Municipal Bonds Transferred to Tender Option Bond Trusts	—	103,766,326	—	103,766,326
	$—	$2,331,252,092	$—	$2,331,252,092
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(69,569,982)	$—	$(69,569,982)
VRDP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)
	$—	$(819,569,982)	$—	$(819,569,982)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation